Term deposits (Tables)	12 Months Ended
Mar. 31, 2020
Term deposits
Schedule of term deposits

	March 31,
	2019	2020
Fixed deposits with banks	1,029,533	755,324
Total	1,029,533	755,324
Non-current	23,548	800
Current	1,005,985	754,524
Total	1,029,533	755,324